Earnings (loss) per share	12 Months Ended
Dec. 31, 2020
Earnings (loss) per share
Earnings (loss) per share

Note 20: Earnings (loss) per share

		FOR THE YEAR ENDED
		DECEMBER 31,
		2019	2020
		(As restated)	(As restated)
	2018	[Note 1]	[Note 1]
Weighted average number of outstanding shares	13,463,413	16,966,140	60,022,714
Treasury shares	88,987	83,479	48,228
Weighted average number of outstanding shares (without Treasury shares)	13,374,426	16,882,661	59,974,486

Net loss (in thousands of euros)	(13,987)	(18,946)	(25,517)
Basic loss per share (€/share)	(1.05)	(1.12)	(0.43)
Diluted loss per share (€/share)	(1.05)	(1.12)	(0.43)

None of the Company’s awards (warrants, free shares and founders’ warrants) are dilutive as of December 31, 2020 (see Notes 12 and 13.2)